Securities and other financial assets, net - Schedule of securities pledge to secure repurchase transactions (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
IFRS Statement [Line Items]
Repurchase agreements and cash collateral on securities lent	$ (300,498)	$ (427,497)
Financial assets at amortised cost, class [member]
IFRS Statement [Line Items]
Securities Pledge as Security for Repurchase Transactions	345,187	498,274
Repurchase agreements and cash collateral on securities lent	$ (300,498)	$ (427,497)